13002010

20 Broad Street
New York, NY 10005

NYSE REGULATION

Received SEC

MAY 23 2013

Washington. DC 20549

May 23, 2013

CERT ARCA

Chief, Information Technology
Division of Corporate Finance
100 F Street, NE MS 3040
Washington DC, 20549

Re:	Issuer:	Barclays Bank PLC
	CIK:	0000312070
	SEC File Number:	001-10257
	Form Type:	8-A12B
	Filing Date:	5/23/2013

To whom this may concern:

Please be advised that NYSE Regulation, Inc. has received an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. (the "Exchange"):

Barclays ETN+ FI Enhanced Europe 50 ETN

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-5839. Your assistance is greatly appreciated.

Sincerely,

Reid Carroll